COMMITMENTS AND CONTINGENCIES - Operating lease accounting (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Operating lease cost
Amortization of leased assets	$ 1,368,941
Interest on lease liabilities	2,387,985
Net lease cost	$ 3,756,926
Lease Term and Discount Rate
Weighted-average remaining lease term (years) - Operating leases	21 years
Weighted-average discount rate (%) - Operating leases	7.00%
Other information
Cash paid for amount included in the measurement of lease liabilities: Operating cash flows from operating leases	$ (3,067,901)
Future minimum payments required under the operating lease
2020	2,064,709
2021	2,621,560
2022	1,842,883
2023	2,222,844
2024	1,860,086
2025 and later	33,869,596
Total minimum lease payments	44,481,678
Less: Amount representing interest	(21,140,989)
Present value of net minimum lease payments	23,340,689
Current portion	452,740
Non-current portion	$ 22,887,949
Minimum
Lessee, Lease, Description [Line Items]
Initial term of the lease	3 years
Initial term of some leases	35 years
Renewal term of the lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of the lease	25 years
Renewal term of the lease	5 years